Leases (Tables)	12 Months Ended
Dec. 31, 2022
Presentation of leases for lessee [abstract]
Summary of Leases

Right-of-use assets
Net Carrying Amount
December 31, 2021	$27,746
December 31, 2022	16,580
Depreciation expense for the year ended
December 31, 2021	$5,593
December 31, 2022	6,137

Summary of Amounts Recognized in Profit and Loss

AMOUNTS RECOGNIZED IN PROFIT AND LOSS	2020	2021	2022
Depreciation expense of right-of-use-assets	$2,810	$5,593	$6,137
Interest expense on lease liabilities	751	2,501	4,464
	$3,561	$8,094	$10,601

Schedule of Maturity of Lease Receivables

At December 31, 2022 the maturity of lease receivables is as follows:

	2021	2022
Due in less than one year	$-	$1,255
Due between one and five years	-	7,529
Due in more than five years	-	5,804
Total	$-	$14,588